OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current:
Deposits	$ 337	$ 293
Prepayments	1,663	2,328
Voyages in progress	12,156	12,367
Other receivables	3,746	6,791
Other current receivables and prepayments not part of disposal group	17,902	21,779
Included in assets of a disposal group held for sale (Note 39)	0	(4,592)
Other receivables and prepayments current	17,902	17,187
Non-current:
Other receivables	0	187
Included in assets of a disposal group held for sale (Note 39)	0	(115)
Other receivables and prepayments	0	72
Other receivables and prepayments current and non current	$ 17,902	$ 17,259